Fixed Assets, Net - Additional Information (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Property, Plant and Equipment [Abstract]
Depreciation expense	¥ 275,155	$ 38,755	¥ 337,423	¥ 400,241